Business Combinations - Schedule of Acquired Intangible Asset Categories, Fair Value and Amortization Periods (Detail) - Runbook Company B.V. $ in Thousands	Aug. 31, 2016 USD ($)
Finite Lived Intangible Assets [Line Items]
Amortization Period	8 years 8 months 12 days
Fair Value	$ 9,790
Trade name
Finite Lived Intangible Assets [Line Items]
Amortization Period	1 year
Fair Value	$ 20
Developed technology
Finite Lived Intangible Assets [Line Items]
Amortization Period	8 years
Fair Value	$ 5,710
Non-compete agreements
Finite Lived Intangible Assets [Line Items]
Amortization Period	2 years
Fair Value	$ 180
Customer relationships
Finite Lived Intangible Assets [Line Items]
Amortization Period	10 years
Fair Value	$ 3,880